CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) income	$ 64,481	$ (110,503)	$ (185,352)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	31,603	28,016	23,544
Gain on deconsolidation of subsidiaries	(242,097)	(1,825)	(12,895)
Loss (earnings) in equity method investments	12,090	(67,240)	18,183
Realized gain on disposal of long-term investments	2,141	(37,311)	0
Depreciation and amortization	1,443	2,029	2,678
Exchange loss on offshore accounts	0	0	4
Impairment on long-term investments	2,180	113,073	102,307
Impairment on intangible assets	675	0	0
Impairment on goodwill	29,055	0	0
Loss on expiration of warrant	0	0	901
Interest income from long-term available-for-sale investment	0	(108)	(298)
Provision for doubtful accounts-accounts receivable	41	46	(205)
Write-offs for advance to supplier related to Ji'nan Dearlership	16,140	(39)	369
Allowances for financing receivable losses	10,802	12,745	12,436
Provision for inventory	200	0	0
Write-offs of inventory related to Ji'nan Dealership	5,712	0	0
Write-offs of financing receivable	0	0	(119)
(Gain) loss on disposal of property and equipment	(25,928)	13	(95)
(Gain) loss on short-term investments and fair value change of derivatives	0	100	(595)
Realized gain on long-term available-for-sale investment	(1,005)	0	(729)
Fair value change of put option and liability-classified warrant	(233)	(195)	(105)
Fair value change of contingent consideration	29,604	2,601	0
Changes in operating assets and liabilities:
Accounts and notes receivable	3,463	2,116	(881)
Financing receivable	19	(321)	10
Prepaid expenses and other current assets	51,864	(20,842)	7,934
Inventory	28,903	(76,605)	0
Other non-current assets	154	434	490
Intercompany loan to Online Gaming (see Note 4)	0	0	7,500
Accounts payable	(11,682)	12,599	797
Amounts due from/to related parties	(65,343)	7,514	1,167
Accrued expenses and other current liabilities	(5,442)	8,576	2,037
Interest payable to investors	(4,722)	(4,048)	(531)
Deferred revenue	(7,324)	4,109	2,780
Other non-current liabilities	3,147	5,862	5,332
Income tax payable	9,820	4,296	2,288
Net cash used in operating activities	(60,239)	(114,964)	(11,005)
Cash flows from investing activities:
Proceeds from principal repayments of financing receivable	109,103	925,951	626,775
Payments to provide financing receivable	(5)	(748,725)	(799,174)
Proceeds from sale of trading securities	0	7,973	22,632
Proceeds from sale of available-for-sale securities	8,432	0	0
Proceeds from principal return on Series 2012-A Senior Secured Sofi Loan Notes ("SoFi Loan Note")	0	0	5,879
Proceeds from sale of equity method investments	0	94,604	18,460
Proceeds from sales of equity investments without readily determinable fair values	4,585	32,726	0
Proceeds from capital withdrawal from equity method investees	1,098	148	29,634
Purchase of trading securities	0	(7,653)	(19,702)
Purchase of derivative financial instruments	0	0	(264)
Purchase of equity method investments, call option and warrant	0	(4,940)	(16,331)
Purchase of equity investments without readily determinable fair values	(256)	(5,673)	(28,344)
Purchase of long-term available-for-sale investments	(650)	(3,000)	(6,150)
Proceeds from disposal of equipment and property	60,388	63	142
Purchases of equipment and property	(884)	(135)	(357)
Purchases of intangible assets	0	0	0
Settlement of put option	0	0	(7,000)
Cash disposed of from deconsolidation of subsidiaries	0	(1,179)	(6,176)
Acquisition of subsidiaries, net of cash acquired	(9,454)	(23,305)	0
Loan to a noncontrolling shareholder		0	0
Loan to related parties	0	(11,113)	(14,625)
Proceeds from repayment of related party loans	0	8,871	11,701
Loans to third parties	(1,513)	(2,220)	(4,518)
Proceeds from repayment of third party loans	0	892	3,765
Net cash (used in) provided by investing activities	170,844	263,285	(183,653)
Cash flows from financing activities:
Proceeds from exercise of share options	526	262	1,430
Proceeds from investors	57,767	1,580,544	844,712
Payment to investors	(193,502)	(1,688,655)	(637,931)
Repayment of borrowings	(119,000)	(68,025)	(131,900)
Cash distribution to shareholders related to acquisition of OPI	(168,983)	0	0
Proceeds from short-term borrowings	71,140	65,859	39,072
Proceeds from long-term borrowings	87,000	26,639	0
Proceeds from loan provided by a related party	0	0	10,692
Capital injection by noncontrolling shareholders	10,873	16,263	0
Net cash provided by (used in) financing activities	(254,179)	(67,113)	126,075
Net (decrease) increase in cash and cash equivalents and restricted cash	(143,574)	81,208	(68,583)
Cash and cash equivalents and restricted cash at beginning of year	201,923	110,084	183,500
Effect of exchange rate changes	(836)	10,631	(4,833)
Cash and cash equivalents and restricted cash at end of year	57,513	201,923	110,084
Supplemental schedule of cash flows information:
Interest paid	8,290	10,729	12,249
Income taxes paid	1	180	123
Schedule of non-cash activities:
Contingent consideration	14,113	62,493	0
Receivable from disposition of Renren SNS	60,000	0	0
Purchase of long-term available-for-sale investment through exchange of equity interest in a subsidiary	0	0	1,742
Acquisition of business settled by forgiveness of financing receivable	1,428	21,201	0
Acquisition of entity through settlement of long-term investments	0	5,787	0
Acquisition of entity through settlement of loan to a related party	0	200	0
Acquisition of equity method investment through settlement of loan from a related party	$ 0	$ 0	$ 4,905